Subsequent Events:	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events:
13. Subsequent Events:

(a) $200 Million Term Loan Facility draw down: On January 5, 2016, the Partnership drew down the $66.7 million of undrawn committed funds under the $200 Million Term Loan Facility (Note 5). These funds were partially used to repay at the same date in full the $35.0 million credit financing provided by the Sponsor on the date the Lena River was acquired. The Partnership intends to use the remaining loan proceeds for working capital purposes.

(b) Fourth quarter of 2015 common and subordinated units distribution: On January 19, 2015, the Partnership's Board of Directors approved a quarterly cash distribution, for the fourth quarter of 2015 of $0.4225 per common and subordinated unit, or $15.0 million which, on February 12, 2016, was paid to all unitholders of record as of February 5, 2016.

(c) Quarterly Series A Preferred Units distribution: On January 19, 2015, the Partnership's Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2015, to February 12, 2016. The cash distribution was paid on February 12, 2016 to all Series A preferred unitholders of record as of February 5, 2016.

(d) Lena River new time charter: On January 14, 2016, the Partnership, through one of its wholly owned subsidiaries, entered into a 15-year time charter with Yamal Trade Pte. Ltd. (“Yamal”) for the Lena River (the “New Lena River Charter”), expected to commence between July 1, 2019 and June 30, 2020. The New Lena River Charter contains an extension charter period option clause that grants Yamal the right but not the obligation to extend the term of the charter for three consecutive periods of up to five years. The charter party provides for a daily charter hire rate, comprised of a fixed “capex element” and a variable “opex element”. In each successive year, the opex element will be subject to adjustment, based on the vessel's budgeted operating expenditures for the relevant year. The New Lena River charter is subject to important conditions, which, if not satisfied by the Partnership or waived by the charterer, may result in the termination of the charter at the charterer's option, prior to or after employment commences.
(e) Yenisei River new time charter: On January 14, 2016, the Partnership, through one of its wholly owned subsidiaries, entered into a 15-year time charter with Yamal Trade Pte. Ltd. (“Yamal”) for the Yenisei River (the “New Yenisei River Charter”), expected to commence between January 1, and December 31, 2019. The terms and conditions of the New Yenisei River Charter are identical with the New Lena River Charter. There can be no assurance that the New Yenisei River Charter will be eventually materialized, as it is currently subject to the satisfaction of important subsequent conditions which, if not satisfied or waived with Yamal, may result in the termination of the charter at the charterer's option, prior to or after employment commences.
(f) Ob River new time charter: On March 23, 2016, the Partnership, through one of its wholly owned subsidiaries, entered into a new 10-year time-charter contract with Gazprom for the Ob River (the “New Ob River Charter”). At the same date, the Partnership amended its existing charter for the Ob River, to extend its firm duration from the third quarter of 2017 to the second quarter of 2018, on identical terms, at which time the New Ob River Charter will take effect.
(g) Omnibus Agreement Amendment: On April 12, 2016, the Partnership and its Sponsor entered into an amended and restated Omnibus Agreement, which is hereinafter referred to as the Amended Omnibus Agreement. The Amended Omnibus Agreement, among others, sets out i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire the Optional Vessels (as defined in the Omnibus Agreement) , including the Partnership's right to acquire the Sponsor's ownership interest (which is currently 49.0%) in each of five joint venture entities, each of which owns a 172,000 cubic meter ARC 7 LNG carrier, currently under construction,  iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and, iv) the Sponsor's provisions of certain indemnities to the Partnership.